Distribution Date:	04/12/23	CFCRE 2016-C6 Mortgage Trust
Determination Date:	04/06/23
Next Distribution Date:	05/12/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C6
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		James Buccola		james.buccola@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	26	Representative
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12532AAW9	1.519000%	30,937,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12532AAX7	3.060000%	33,226,000.00	23,253,301.39	1,127,904.98	59,295.92	0.00	0.00	1,187,200.90	22,125,396.41	31.80%	30.00%
A-2	12532AAY5	2.950000%	220,000,000.00	206,743,297.81	2,095,278.93	508,243.94	0.00	0.00	2,603,522.87	204,648,018.88	31.80%	30.00%
A-3	12532AAZ2	3.217000%	267,118,000.00	267,118,000.00	0.00	716,098.84	0.00	0.00	716,098.84	267,118,000.00	31.80%	30.00%
A-M	12532ABA6	3.502000%	59,066,000.00	59,066,000.00	0.00	172,374.28	0.00	0.00	172,374.28	59,066,000.00	23.65%	22.50%
B	12532ABB4	3.804000%	39,377,000.00	39,377,000.00	0.00	124,825.09	0.00	0.00	124,825.09	39,377,000.00	18.21%	17.50%
C	12532ABC2	4.328519%	37,408,000.00	37,408,000.00	0.00	134,934.35	0.00	0.00	134,934.35	37,408,000.00	13.04%	12.75%
D	12532AAA7	4.328519%	42,331,000.00	42,331,000.00	0.00	152,692.10	0.00	0.00	152,692.10	42,331,000.00	7.20%	7.38%
E	12532AAC3	2.856000%	19,689,000.00	19,689,000.00	0.00	46,859.82	0.00	0.00	46,859.82	19,689,000.00	4.48%	4.88%
F	12532AAE9	2.856000%	7,875,000.00	7,875,000.00	0.00	18,742.50	0.00	0.00	18,742.50	7,875,000.00	3.39%	3.88%
G	12532AAG4	2.856000%	30,517,880.00	26,805,127.37	0.00	145,432.53	0.00	2,233,919.94	145,432.53	24,571,207.43	0.00%	0.00%
V	12532AAS8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532AAU3	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			787,544,880.02	729,665,726.57	3,223,183.91	2,079,499.37	0.00	2,233,919.94	5,302,683.28	724,208,622.72

X-A	12532ABD0	1.229904%	551,281,000.00	497,114,599.20	0.00	509,502.78	0.00	0.00	509,502.78	493,891,415.29
X-B	12532ABE8	0.705719%	98,443,000.00	98,443,000.00	0.00	57,894.26	0.00	0.00	57,894.26	98,443,000.00
X-E	12532AAL3	1.472519%	19,689,000.00	19,689,000.00	0.00	24,160.35	0.00	0.00	24,160.35	19,689,000.00
X-F	12532AAN9	1.472519%	7,875,000.00	7,875,000.00	0.00	9,663.40	0.00	0.00	9,663.40	7,875,000.00
X-G	12532AAQ2	1.472519%	30,517,880.00	26,805,127.37	0.00	32,892.54	0.00	0.00	32,892.54	24,571,207.43
Notional SubTotal			707,805,880.00	649,926,726.57	0.00	634,113.33	0.00	0.00	634,113.33	644,469,622.72

Deal Distribution Total					3,223,183.91	2,713,612.70	0.00	2,233,919.94	5,936,796.61

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532AAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12532AAX7	699.85256697	33.94645699	1.78462409	0.00000000	0.00000000	0.00000000	0.00000000	35.73108108	665.90610997
A-2	12532AAY5	939.74226277	9.52399514	2.31019973	0.00000000	0.00000000	0.00000000	0.00000000	11.83419486	930.21826764
A-3	12532AAZ2	1,000.00000000	0.00000000	2.68083334	0.00000000	0.00000000	0.00000000	0.00000000	2.68083334	1,000.00000000
A-M	12532ABA6	1,000.00000000	0.00000000	2.91833339	0.00000000	0.00000000	0.00000000	0.00000000	2.91833339	1,000.00000000
B	12532ABB4	1,000.00000000	0.00000000	3.17000000	0.00000000	0.00000000	0.00000000	0.00000000	3.17000000	1,000.00000000
C	12532ABC2	1,000.00000000	0.00000000	3.60709875	0.00000000	0.00000000	0.00000000	0.00000000	3.60709875	1,000.00000000
D	12532AAA7	1,000.00000000	0.00000000	3.60709882	0.00000000	0.00000000	0.00000000	0.00000000	3.60709882	1,000.00000000
E	12532AAC3	1,000.00000000	0.00000000	2.38000000	0.00000000	0.00000000	0.00000000	0.00000000	2.38000000	1,000.00000000
F	12532AAE9	1,000.00000000	0.00000000	2.38000000	0.00000000	0.00000000	0.00000000	0.00000000	2.38000000	1,000.00000000
G	12532AAG4	878.34172524	0.00000000	4.76548600	(2.67503280)	16.00274986	0.00000000	73.20036451	4.76548600	805.14136074
V	12532AAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532AAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532ABD0	901.74448095	0.00000000	0.92421611	0.00000000	0.00000000	0.00000000	0.00000000	0.92421611	895.89776410
X-B	12532ABE8	1,000.00000000	0.00000000	0.58809931	0.00000000	0.00000000	0.00000000	0.00000000	0.58809931	1,000.00000000
X-E	12532AAL3	1,000.00000000	0.00000000	1.22709889	0.00000000	0.00000000	0.00000000	0.00000000	1.22709889	1,000.00000000
X-F	12532AAN9	1,000.00000000	0.00000000	1.22709841	0.00000000	0.00000000	0.00000000	0.00000000	1.22709841	1,000.00000000
X-G	12532AAQ2	878.34172524	0.00000000	1.07781209	0.00000000	0.00000000	0.00000000	0.00000000	1.07781209	805.14136074

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	59,295.92	0.00	59,295.92	0.00	0.00	0.00	59,295.92	0.00
A-2	03/01/23 - 03/30/23	30	0.00	508,243.94	0.00	508,243.94	0.00	0.00	0.00	508,243.94	0.00
A-3	03/01/23 - 03/30/23	30	0.00	716,098.84	0.00	716,098.84	0.00	0.00	0.00	716,098.84	0.00
X-A	03/01/23 - 03/30/23	30	0.00	509,502.78	0.00	509,502.78	0.00	0.00	0.00	509,502.78	0.00
X-B	03/01/23 - 03/30/23	30	0.00	57,894.26	0.00	57,894.26	0.00	0.00	0.00	57,894.26	0.00
X-E	03/01/23 - 03/30/23	30	0.00	24,160.35	0.00	24,160.35	0.00	0.00	0.00	24,160.35	0.00
X-F	03/01/23 - 03/30/23	30	0.00	9,663.40	0.00	9,663.40	0.00	0.00	0.00	9,663.40	0.00
X-G	03/01/23 - 03/30/23	30	0.00	32,892.54	0.00	32,892.54	0.00	0.00	0.00	32,892.54	0.00
A-M	03/01/23 - 03/30/23	30	0.00	172,374.28	0.00	172,374.28	0.00	0.00	0.00	172,374.28	0.00
B	03/01/23 - 03/30/23	30	0.00	124,825.09	0.00	124,825.09	0.00	0.00	0.00	124,825.09	0.00
C	03/01/23 - 03/30/23	30	0.00	134,934.35	0.00	134,934.35	0.00	0.00	0.00	134,934.35	0.00
D	03/01/23 - 03/30/23	30	0.00	152,692.10	0.00	152,692.10	0.00	0.00	0.00	152,692.10	0.00
E	03/01/23 - 03/30/23	30	0.00	46,859.82	0.00	46,859.82	0.00	0.00	0.00	46,859.82	0.00
F	03/01/23 - 03/30/23	30	0.00	18,742.50	0.00	18,742.50	0.00	0.00	0.00	18,742.50	0.00
G	03/01/23 - 03/30/23	30	570,006.33	63,796.20	0.00	63,796.20	(81,636.33)	0.00	0.00	145,432.53	488,370.00
Totals			570,006.33	2,631,976.37	0.00	2,631,976.37	(81,636.33)	0.00	0.00	2,713,612.70	488,370.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,936,796.61
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,652,077.34	Master Servicing Fee	12,852.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,497.82
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	314.16
ARD Interest	0.00	Operating Advisor Fee	1,945.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	201.06
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,652,077.34	Total Fees	20,100.99

Principal		Expenses/Reimbursements
Scheduled Principal	612,618.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	3,973.67
Principal Prepayments	2,610,565.59	Special Servicing Fees (Monthly)	(85,610.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,223,183.91	Total Expenses/Reimbursements	(81,636.33)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,713,612.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,223,183.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,936,796.61
Total Funds Collected	5,875,261.25	Total Funds Distributed	5,875,261.27

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	729,665,726.57	729,665,726.57	Beginning Certificate Balance	729,665,726.57
(-) Scheduled Principal Collections	612,618.32	612,618.32	(-) Principal Distributions	3,223,183.91
(-) Unscheduled Principal Collections	2,610,565.59	2,610,565.59	(-) Realized Losses	2,233,919.94
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	2,233,919.94
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	2,233,919.94	2,233,919.94	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	724,208,622.72	724,208,622.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	729,803,189.76	729,803,189.76	Ending Certificate Balance	724,208,622.72
Ending Actual Collateral Balance	724,252,027.95	724,252,027.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.33%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	84,720,220.88	11.70%	42	4.5251	NAP	Defeased	9	84,720,220.88	11.70%	42	4.5251	NAP
	9,999,999 or less	14	71,628,772.57	9.89%	41	4.6574	1.500398	1.39 or less	7	124,970,547.03	17.26%	41	4.7037	0.942752
10,000,000 to 19,999,999		9	122,641,852.42	16.93%	39	4.8114	1.910427	1.40 to 1.44	1	5,463,116.29	0.75%	43	4.9680	1.403800
20,000,000 to 29,999,999		5	105,217,776.85	14.53%	38	4.9686	1.663520	1.45 to 1.54	3	40,096,189.90	5.54%	40	4.8876	1.502818
	30,000,000 or greater	7	340,000,000.00	46.95%	42	3.5944	3.417362	1.55 to 1.99	14	152,739,137.19	21.09%	39	4.8586	1.756275
	Totals	44	724,208,622.72	100.00%	41	4.2142	2.510360	2.00 to 2.49	4	90,964,074.11	12.56%	42	4.2949	2.169782
								2.50 or greater	6	225,255,337.32	31.10%	42	3.2179	4.560771
								Totals	44	724,208,622.72	100.00%	41	4.2142	2.510360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	15	84,720,220.88	11.70%	42	4.5251	NAP
							Defeased	15	84,720,220.88	11.70%	42	4.5251	NAP
California	7	100,366,853.67	13.86%	41	4.4283	1.820831
							Lodging	6	97,021,130.84	13.40%	39	5.2344	1.836954
Florida	2	41,918,782.08	5.79%	42	4.8286	1.770561
							Mixed Use	2	66,097,613.11	9.13%	43	4.6340	0.857944
Georgia	3	42,454,745.43	5.86%	39	4.8666	2.385276
							Multi-Family	1	1,595,441.80	0.22%	35	5.1400	0.944000
Indiana	1	13,051,542.14	1.80%	39	4.9800	0.643500
							Office	9	200,707,323.90	27.71%	41	3.6582	3.989753
Louisiana	1	1,595,441.80	0.22%	35	5.1400	0.944000
							Other	59	23,941,614.06	3.31%	35	4.2808	1.782940
Maryland	1	20,802,435.19	2.87%	43	5.1180	2.246600
							Retail	25	250,125,278.14	34.54%	42	4.0360	2.395465
Massachusetts	2	72,771,794.00	10.05%	40	2.8759	6.089895
							Totals	117	724,208,622.72	100.00%	41	4.2142	2.510360
Minnesota	1	3,048,500.15	0.42%	39	4.7500	1.863700

New Hampshire	6	18,978,293.29	2.62%	39	4.8400	1.129800

New Jersey	10	3,109,530.59	0.43%	34	4.3000	1.803700

New Mexico	1	3,798,816.68	0.52%	43	5.2180	1.602700

New York	4	15,897,746.25	2.20%	41	4.1388	1.222448

North Carolina	3	14,823,447.34	2.05%	43	4.9269	1.882923

North Dakota	1	3,616,864.58	0.50%	39	4.7500	1.863700

Pennsylvania	12	19,049,546.91	2.63%	38	4.8724	1.457507

Tennessee	2	22,130,146.66	3.06%	39	5.1105	1.512257

Texas	2	13,898,764.54	1.92%	35	5.3574	1.769469

Virginia	37	83,251,778.09	11.50%	42	3.1970	3.681594

Washington	3	136,538,151.74	18.85%	43	3.9860	2.344807

Wisconsin	3	8,385,220.73	1.16%	39	4.7500	1.863700

Totals	117	724,208,622.72	100.00%	41	4.2142	2.510360

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	84,720,220.88	11.70%	42	4.5251	NAP	Defeased	9	84,720,220.88	11.70%	42	4.5251	NAP
	3.7499% or less	7	257,900,000.00	35.61%	42	3.1559	4.169460	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	1	3,941,614.05	0.54%	40	4.1835	1.677600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	8	140,027,077.64	19.34%	41	4.5558	1.370720	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	16	189,645,120.39	26.19%	41	4.9414	1.596095	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	3	47,974,589.76	6.62%	36	5.4846	2.129441	49 months or greater	35	639,488,401.84	88.30%	41	4.1730	2.625075
	Totals	44	724,208,622.72	100.00%	41	4.2142	2.510360	Totals	44	724,208,622.72	100.00%	41	4.2142	2.510360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	84,720,220.88	11.70%	42	4.5251	NAP	Defeased	9	84,720,220.88	11.70%	42	4.5251	NAP
	117 months or less	35	639,488,401.84	88.30%	41	4.1730	2.625075	Interest Only	10	377,900,000.00	52.18%	42	3.6266	3.261677
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	25	261,588,401.84	36.12%	40	4.9623	1.705416
	Totals	44	724,208,622.72	100.00%	41	4.2142	2.510360	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	724,208,622.72	100.00%	41	4.2142	2.510360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	84,720,220.88	11.70%	42	4.5251	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	41,000,000.00	5.66%	43	3.0941	3.931220	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	555,002,147.13	76.64%	41	4.2217	2.607617	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	4	43,486,254.71	6.00%	39	4.5677	1.616418
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	724,208,622.72	100.00%	41	4.2142	2.510360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	407004657	OF	Seattle	WA	Actual/360	3.383%	174,788.33	0.00	0.00	11/06/26	11/06/28	--	60,000,000.00	60,000,000.00	04/06/23
1A	407004659				Actual/360	3.383%	32,044.53	0.00	0.00	11/06/26	11/06/28	--	11,000,000.00	11,000,000.00	04/06/23
2	453011369	OF	Boston	MA	Actual/360	2.798%	168,667.86	0.00	0.00	08/06/26	11/06/28	--	70,000,000.00	70,000,000.00	04/06/23
3	303161087	RT	Woodbridge	VA	Actual/360	2.988%	102,927.34	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	04/01/23
3A	407004652				Actual/360	2.988%	77,195.50	0.00	0.00	N/A	11/01/26	--	30,000,000.00	30,000,000.00	04/01/23
4	306851004	MU	Seattle	WA	Actual/360	4.631%	239,268.33	0.00	0.00	N/A	11/06/26	--	60,000,000.00	60,000,000.00	04/06/23
5	303161091	RT	Fresno	CA	Actual/360	3.587%	123,552.22	0.00	0.00	N/A	11/01/26	--	40,000,000.00	40,000,000.00	04/01/23
6	407004649	RT	Miami	FL	Actual/360	4.818%	165,953.33	0.00	0.00	N/A	10/06/26	--	40,000,000.00	40,000,000.00	04/06/23
7	407004633	LO	Los Angeles	CA	Actual/360	5.419%	104,544.19	36,135.16	0.00	N/A	05/06/26	--	22,403,792.93	22,367,657.77	04/06/23
8	407004629	RT	Various	Various	Actual/360	4.840%	90,798.33	35,702.28	0.00	N/A	07/06/26	--	21,785,789.57	21,750,087.29	03/06/23
9	407004654	RT	Stamford	CT	Actual/360	4.001%	74,425.33	37,780.81	0.00	N/A	10/06/26	--	21,601,952.18	21,564,171.37	04/06/23
10	306851010	LO	Baltimore	MD	Actual/360	5.118%	91,819.42	31,681.37	0.00	N/A	11/06/26	--	20,834,116.56	20,802,435.19	04/06/23
11	303161075	LO	Nashville	TN	Actual/360	5.116%	89,570.49	34,174.34	0.00	N/A	07/01/26	--	20,331,770.94	20,297,596.60	04/01/23
12	407004627	RT	Norcross	GA	Actual/360	4.500%	75,373.79	36,350.32	0.00	N/A	07/06/26	--	19,451,300.54	19,414,950.22	04/06/23
13	407004656	IN	Detroit	MI	Actual/360	4.896%	81,202.26	32,851.72	0.00	N/A	11/06/26	--	19,260,499.03	19,227,647.31	04/06/23
14	407000623	98	Various	Various	Actual/360	4.300%	74,055.56	0.00	0.00	N/A	02/06/26	--	20,000,000.00	20,000,000.00	04/06/23
15	407004637	OF	Breinigsville	PA	Actual/360	5.000%	67,177.98	26,765.80	0.00	N/A	07/06/26	--	15,602,628.49	15,575,862.69	03/06/23
16	306851016	RT	Various	Various	Actual/360	4.750%	61,671.55	27,008.50	0.00	N/A	07/06/26	--	15,077,593.95	15,050,585.45	04/06/23
17	306851017	LO	Savannah	GA	Actual/360	5.584%	68,714.23	34,987.37	0.00	N/A	05/06/26	--	14,290,324.69	14,255,337.32	04/06/23
18	303161080	LO	Indianapolis	IN	Actual/360	4.980%	56,065.88	22,506.64	0.00	N/A	07/01/26	--	13,074,048.78	13,051,542.14	04/01/23
19	407004632	MH	Various	Various	Actual/360	4.850%	49,806.67	20,877.65	0.00	N/A	08/06/26	--	11,925,774.52	11,904,896.87	04/06/23
20	303161081	RT	Ceres	CA	Actual/360	4.580%	48,173.14	19,338.23	0.00	N/A	09/01/26	--	12,214,629.46	12,195,291.23	04/01/23
21	407000609	OF	Sherman	TX	Actual/360	5.489%	53,742.32	18,497.04	0.00	N/A	01/06/26	--	11,370,091.71	11,351,594.67	04/06/23
22	407004680	OF	Charlotte	NC	Actual/360	4.966%	46,033.38	18,136.09	0.00	N/A	11/06/26	--	10,764,824.79	10,746,688.70	04/06/23
24	303161096	OF	Atlanta	GA	Actual/360	4.513%	34,196.65	16,038.75	0.00	N/A	11/01/26	--	8,800,496.64	8,784,457.89	04/01/23
25	407004661	RT	Santa Clarita	CA	Actual/360	4.577%	31,574.01	14,440.36	0.00	N/A	11/06/26	--	8,011,053.81	7,996,613.45	04/06/23
26	407004648	IN	Various	Various	Actual/360	4.545%	30,821.45	12,474.37	0.00	N/A	10/06/26	--	7,875,170.98	7,862,696.61	04/06/23
27	407004647	RT	Various	Various	Actual/360	4.771%	31,288.12	12,417.02	0.00	N/A	10/06/26	--	7,615,719.09	7,603,302.07	04/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	303161085	Various Grand Prairie		TX	Actual/360	3.830%	22,729.04	14,216.64	0.00	N/A	09/01/26	--	6,891,648.16	6,877,431.52	04/01/23
30	303161084	LO	Brea	CA	Actual/360	5.080%	27,394.86	15,915.79	0.00	N/A	09/01/26	--	6,262,477.61	6,246,561.82	04/01/23
31	407004664	MH	Savannah	GA	Actual/360	5.020%	26,882.23	10,377.36	0.00	N/A	11/06/26	--	6,218,739.58	6,208,362.22	04/06/23
32	306851032	RT	New York	NY	Actual/360	3.650%	21,687.08	0.00	0.00	N/A	09/06/26	--	6,900,000.00	6,900,000.00	12/06/21
33	306851033	MU	Sacramento	CA	Actual/360	4.663%	24,525.61	10,332.49	0.00	N/A	07/06/26	--	6,107,945.60	6,097,613.11	04/06/23
34	407004662	RT	Sonoma	CA	Actual/360	4.968%	23,410.64	9,216.29	0.00	N/A	11/06/26	--	5,472,332.58	5,463,116.29	04/06/23
35	306851035	OF	Seattle	WA	Actual/360	4.728%	22,582.82	8,636.51	0.00	N/A	07/06/26	--	5,546,788.25	5,538,151.74	04/06/23
36	407004683	LO	Saddle Brook	NJ	Actual/360	5.146%	21,504.96	2,619,073.30	0.00	N/A	12/06/25	--	4,852,993.24	0.00	04/06/23
37	407004651	LO	Mesquite	NV	Actual/360	4.980%	17,959.87	7,079.43	0.00	N/A	10/06/26	--	4,188,075.86	4,180,996.43	04/06/23
38	306851038	98	New York	NY	Actual/360	4.184%	14,227.37	7,735.09	0.00	08/06/26	08/06/28	--	3,949,349.14	3,941,614.05	04/06/23
39	407004665	OF	Santa Fe	NM	Actual/360	5.218%	17,096.67	6,128.26	0.00	N/A	11/06/26	--	3,804,944.94	3,798,816.68	04/06/23
40	306851040	OF	Morganton	NC	Actual/360	4.846%	16,343.36	4,754.62	0.00	N/A	10/06/26	--	3,916,506.15	3,911,751.53	04/06/23
41	303161086	SS	Copperas Cove	TX	Actual/360	3.910%	11,770.22	7,119.43	0.00	N/A	09/01/26	--	3,495,816.23	3,488,696.80	04/01/23
42	407004610	MF	Oshkosh	WI	Actual/360	5.140%	15,096.04	5,356.85	0.00	N/A	05/06/26	--	3,410,678.60	3,405,321.75	04/06/23
43	407004635	RT	Brandon	FL	Actual/360	5.050%	8,358.17	3,249.28	0.00	N/A	08/06/26	--	1,922,031.36	1,918,782.08	04/06/23
44	407004642	RT	Madisonville	TN	Actual/360	5.050%	7,982.46	3,085.11	0.00	N/A	09/06/26	--	1,835,635.17	1,832,550.06	04/06/23
45	407004592	MF	Shreveport	LA	Actual/360	5.140%	7,073.75	2,743.64	0.00	N/A	03/06/26	--	1,598,185.44	1,595,441.80	04/06/23
Totals							2,652,077.34	3,223,183.91	0.00				729,665,726.57	724,208,622.72
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,774,360.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	76,080,243.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	37,763,756.61	27,928,122.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,391,938.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	25,973,377.40	20,036,444.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,533,182.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,101,950.60	6,730,176.08	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,170,216.00	952,740.00	01/01/22	06/30/22	12/06/22	0.00	0.00	126,031.61	126,031.61	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,588,409.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,411,429.73	7,900,882.17	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	2,369,987.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	13,820,961.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,113,780.00	0.00	--	--	--	0.00	0.00	93,607.89	93,607.89	0.00	0.00
16	7,999,076.00	6,194,114.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	18,738,046.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	789,767.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,595,997.10	986,287.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,722,411.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,683,584.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,062,930.76	879,367.21	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,206,455.49	807,183.86	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	903,228.91	616,640.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,088,125.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	190,701.28	0.00	--	--	02/06/23	1,289,892.47	70,203.55	17,216.33	287,227.10	0.00	0.00
33	244,225.00	350,869.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	592,821.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	657,541.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	85,596.00	418,220.50	01/01/22	06/30/22	12/06/22	1,510,854.55	57,473.84	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	10,346,308.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	485,388.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	409,252.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	268,435.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	251,438.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	137,122.60	36,354.27	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	243,182,056.77	76,207,388.41				2,800,747.02	127,677.39	236,855.83	506,866.60	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
36	407004683	2,610,565.59	Disposition	0.00	0.00
Totals		2,610,565.59		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/12/23	0	0.00	0	0.00	1	6,900,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,610,565.59	4.214152%	4.166906%	41
03/10/23	0	0.00	0	0.00	2	11,752,993.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.220880%	4.172052%	42
02/10/23	0	0.00	0	0.00	2	11,763,539.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.221544%	4.172699%	43
01/12/23	0	0.00	0	0.00	2	11,771,963.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.222073%	4.173215%	44
12/12/22	1	21,900,705.42	0	0.00	2	11,780,349.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.222599%	4.173727%	45
11/14/22	1	21,938,719.86	0	0.00	2	11,789,395.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.223165%	4.174279%	46
10/13/22	0	0.00	0	0.00	2	11,797,704.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.223684%	4.174786%	47
09/12/22	0	0.00	0	0.00	2	11,806,676.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.224243%	4.175331%	48
08/12/22	0	0.00	0	0.00	2	11,814,909.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.224756%	4.175831%	49
07/12/22	0	0.00	0	0.00	2	11,823,106.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.225265%	4.176328%	50
06/10/22	0	0.00	0	0.00	2	11,831,969.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.225815%	4.176865%	51
05/12/22	0	0.00	0	0.00	2	11,840,090.94	1	21,160,698.58	0	0.00	0	0.00	0	0.00	0	0.00	4.226318%	4.170167%	52
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	407004629	03/06/23	0	B	126,031.61	126,031.61	39,943.20	21,785,789.57	03/01/18	9
15	407004637	03/06/23	0	B	93,607.89	93,607.89	0.00	15,602,628.49	01/03/22	98
32	306851032	12/06/21	15	6	17,216.33	287,227.10	5,000.03	6,900,000.00	09/10/19	13
Totals					236,855.83	506,866.60	44,943.23	44,288,418.06
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		32,947,036	32,947,036	0		0
37 - 48 Months		546,319,972	539,419,972	6,900,000		0
49 - 60 Months		0	0	0		0
> 60 Months		144,941,614	144,941,614	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	724,208,623	717,308,623	0	0	6,900,000	0
Mar-23	729,665,727	717,912,733	0	0	11,752,993	0
Feb-23	730,417,944	718,654,404	0	0	11,763,540	0
Jan-23	731,024,871	719,252,908	0	0	11,771,964	0
Dec-22	731,629,271	697,948,215	21,900,705	0	11,780,350	0
Nov-22	732,278,786	698,550,670	21,938,720	0	11,789,395	0
Oct-22	732,877,959	721,080,255	0	0	11,797,705	0
Sep-22	733,522,438	721,715,762	0	0	11,806,676	0
Aug-22	734,116,430	722,301,521	0	0	11,814,909	0
Jul-22	734,707,948	722,884,841	0	0	11,823,106	0
Jun-22	735,345,047	723,513,078	0	0	11,831,969	0
May-22	735,931,446	724,091,355	0	0	11,840,091	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	407004629	21,750,087.29	21,785,789.57	24,160,000.00	11/01/22	857,561.50	1.12980	06/30/22	07/06/26	282
15	407004637	15,575,862.69	15,602,628.49	102,000,000.00	05/03/16	5,779,659.00	1.38030	12/31/21	07/06/26	278
32	306851032	6,900,000.00	6,900,000.00	6,300,000.00	01/24/23	189,889.28	0.74360	12/31/21	09/06/26	I/O
36	407004683	0.00	-	21,000,000.00	11/02/22	145,836.00	0.16190	06/30/22	12/06/25	271
Totals		44,225,949.98	44,288,418.06	153,460,000.00		6,972,945.78

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	407004629	RT	Various	03/01/18	9

Counsel has been engaged. A consent and modification of the loan was finalized effective 11/30/18 pending post-closing deliverables. Special Servicer is evaluating a swale easement and ground lease consent request. Borrower has completed the post closing deliverables for the consent effective 11/30/18. Only remaining post closing deliverable is payment of attorney's fees. Preparing to send the loan back to Master Servicing. Borrower has indicated that approximately 70% of their tenants are closed due to COVID. Borrower decided to bring the Loan current instead of continuing with their COVID related forbearance request. Special Servicer is documenting a ground lease consent. Borrower started construction on improvements prior to full Lender approval. Special Servicer is negotiating with Borrower and evaluating resolution options. Borrower has initiated a suit against Lender seeking a declaratory judgment that Borrower is not in default. Special

Servicer is evaluating the complaint and available options. Special Servicer mediated with Borrower on 1/31/2022. Special Servicer documented terms of the approved settlement agreement. Special Servicer will work to return the Loan to

Master Servicing.
15	407004637	OF	PA	01/03/22	98

Loan transferred to special servicing for Imminent Monetary Default due to a major lease expiration in 10/2023 - that tenant reportedly renewed in 1/2023 and Special Servicer is working to verify the terms. The Loan is payment current and

Special Service r is monitoring Property performance.

32	306851032	RT	NY	09/10/19	13

The Loan was transferred to Special Servicing due to Payment Default; other covenant defaults also existed and continue to exist. On July 6, 2022, the Special Servicer sent the Borrower a notice of default for the Payment Default and other covenant defaults that remain outstanding. The Special Servicer is currently dual tracking bring current discussions with foreclosure proceedings.

36	407004683	LO	NJ	11/12/20	6

The Loan transferred to Special Servicing due to Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. Borrower has confirmed its intention to transition the Property to the Lender. A receiver has been appointed as of May 2021 and the Property was marketed for sale out of receivership. The sale of the Property was completed on 03/23/2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	407004633	23,600,825.29	5.41900%	23,600,825.29	5.41900%	10	06/02/20	06/06/20	06/08/20
7	407004633	0.00	5.41900%	0.00	5.41900%	10	06/08/20	06/06/20	06/02/20
8	407004629	0.00	4.84000%	0.00	4.84000%	8	11/30/18	11/30/18	--
11	303161075	0.00	5.11600%	0.00	5.11600%	10	05/26/21	05/26/21	--
17	306851017	15,397,875.07	5.58400%	15,397,875.07	5.58400%	10	06/19/20	07/06/20	08/06/20
17	306851017	0.00	5.58400%	0.00	5.58400%	10	08/06/20	07/06/20	06/19/20
33	306851033	6,431,996.02	4.66300%	6,431,996.02	4.66300%	10	07/27/20	08/06/20	08/06/20
33	306851033	0.00	4.66300%	0.00	4.66300%	10	08/06/20	08/06/20	07/27/20
37	407004651	4,403,671.32	4.98000%	4,403,671.32	4.98000%	10	08/20/20	09/06/20	09/08/20
37	407004651	0.00	4.98000%	0.00	4.98000%	10	09/08/20	09/06/20	08/20/20
Totals		49,834,367.70		49,834,367.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	303161090 04/12/21	10,331,598.78	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
29	407004660 01/10/20	7,018,726.31	3,500,000.00	3,529,151.18	240,047.91	3,529,151.18	3,289,103.27	3,729,623.04	0.00	16,870.03	3,712,753.01	50.44%
36	407004683 04/12/23	4,852,993.24	21,000,000.00	3,250,819.71	631,746.41	3,250,819.71	2,619,073.30	2,233,919.94	0.00	0.00	2,233,919.94	37.23%
Current Period Totals		4,852,993.24	21,000,000.00	3,250,819.71	631,746.41	3,250,819.71	2,619,073.30	2,233,919.94	0.00	0.00	2,233,919.94
Cumulative Totals		22,203,318.33	39,500,000.00	6,779,970.89	871,794.32	6,779,970.89	5,908,176.57	5,963,542.98	0.00	16,870.03	5,946,672.95

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	303161090	04/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	407004660	08/12/22	0.00	0.00	3,712,753.01	0.00	0.00	(210.75)	0.00	0.00	3,712,753.01
		08/12/21	0.00	0.00	3,712,963.76	0.00	0.00	201.18	0.00	0.00
		11/13/20	0.00	0.00	3,712,762.58	0.00	0.00	12,708.34	0.00	0.00
		09/14/20	0.00	0.00	3,700,054.24	0.00	0.00	4,859.59	0.00	0.00
		05/12/20	0.00	0.00	3,695,194.65	0.00	0.00	(34,428.39)	0.00	0.00
		01/10/20	0.00	0.00	3,729,623.04	0.00	0.00	3,729,623.04	0.00	0.00
36	407004683	04/12/23	0.00	0.00	2,233,919.94	0.00	0.00	2,233,919.94	0.00	0.00	2,233,919.94
Current Period Totals			0.00	0.00	2,233,919.94	0.00	0.00	2,233,919.94	0.00	0.00	2,233,919.94
Cumulative Totals			0.00	0.00	5,946,672.95	0.00	0.00	5,946,672.95	0.00	0.00	5,946,672.95

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	4,690.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	3,973.67	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	(97,300.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(85,610.00)	0.00	0.00	3,973.67	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(81,636.33)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27